FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 12.4%
Diversified Telecommunication Services - 9.4%
HKT Trust & HKT Ltd.	590,167	$723,630
Koninklijke KPN NV	916,794	2,827,718
Nippon Telegraph & Telephone Corp.	214,400	6,112,947
Orange SA	555,656	5,503,858
Proximus SADP	90,396	867,891
Singapore Telecommunications Ltd.	1,862,900	3,569,679
Swisscom AG, Registered Shares	6,823	3,735,983

Total Diversified Telecommunication Services		23,341,706

Media - 0.4%
Eutelsat Communications SA	55,600	413,000
Metropole Television SA	15,764	258,251
Telenet Group Holding NV	14,903	242,555

Total Media		913,806

Wireless Telecommunication Services - 2.6%
SoftBank Corp.	578,100	6,519,480

TOTAL COMMUNICATION SERVICES		30,774,992

CONSUMER DISCRETIONARY - 3.8%
Automobiles - 2.5%
Bayerische Motoren Werke AG	70,350	6,260,261

Household Durables - 0.4%
Barratt Developments PLC	109,396	522,159
JM AB	24,208	399,846

Total Household Durables		922,005

Multiline Retail - 0.8%
Harvey Norman Holdings Ltd.	755,069	2,114,767

Specialty Retail - 0.1%
T-Gaia Corp.	14,600	180,363

TOTAL CONSUMER DISCRETIONARY		9,477,396

CONSUMER STAPLES - 11.6%
Food & Staples Retailing - 1.8%
Tesco PLC	1,717,359	4,631,550

Food Products - 0.1%
Rogers Sugar Inc.	42,034	176,518

Personal Products - 2.4%
Unilever PLC, Euronext Amsterdam	114,414	5,723,222
Unilever PLC, LSE	3,246	163,291

Total Personal Products		5,886,513

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report	1

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Tobacco - 7.3%
British American Tobacco PLC	153,082	$6,042,633
Imperial Brands PLC	237,657	5,920,527
Japan Tobacco Inc.	304,300	6,136,969
Scandinavian Tobacco Group A/S	7,391	129,515

Total Tobacco		18,229,644

TOTAL CONSUMER STAPLES		28,924,225

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Itochu Enex Co. Ltd.	21,400	170,298
Woodside Energy Group Ltd.	36,500	877,228

TOTAL ENERGY		1,047,526

FINANCIALS - 22.3%
Banks - 11.8%
Bank of Nova Scotia	95,247	4,663,409
Banque Cantonale Vaudoise, Registered Shares	5,666	543,512
BOC Hong Kong Holdings Ltd.	892,606	3,042,085
Canadian Imperial Bank of Commerce	108,785	4,397,324
DBS Group Holdings Ltd.	256,100	6,476,970
Oversea-Chinese Banking Corp. Ltd.	401,700	3,648,006
Seven Bank Ltd.	874,700	1,736,871
United Overseas Bank Ltd.	203,800	4,664,972

Total Banks		29,173,149

Capital Markets - 0.2%
IGM Financial Inc.	21,203	591,515

Insurance - 10.3%
Assicurazioni Generali SpA	168,970	2,996,239
Direct Line Insurance Group PLC	513,631	1,367,295
Gjensidige Forsikring ASA	21,370	416,944
Great-West Lifeco Inc.	180,180	4,162,245
Japan Post Holdings Co. Ltd.	852,700	7,170,189
Legal & General Group PLC	277,964	834,236
Poste Italiane SpA	252,924	2,463,411
Zurich Insurance Group AG	12,955	6,193,252

Total Insurance		25,603,811

TOTAL FINANCIALS		55,368,475

HEALTH CARE - 5.2%
Pharmaceuticals - 5.2%
Novartis AG, Registered Shares	72,849	6,581,764
Sanofi	65,270	6,258,205

TOTAL HEALTH CARE		12,839,969

See Notes to Schedules of Investments.

2	Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.8%
Air Freight & Logistics - 0.3%
Cia de Distribucion Integral Logista Holdings SA	23,595	$594,290
Oesterreichische Post AG	5,319	166,895

Total Air Freight & Logistics		761,185

Commercial Services & Supplies - 0.6%
Securitas AB, Class B Shares	164,202	1,370,412

Construction & Engineering - 2.7%
ACS Actividades de Construccion y Servicios SA	60,316	1,723,246
Bouygues SA	85,904	2,570,738
Chudenko Corp.	12,100	191,480
NCC AB, Class B Shares	27,466	256,353
Nishimatsu Construction Co. Ltd.	43,100	1,278,840
Okumura Corp.	18,000	407,215
Peab AB, Class B Shares	21,301	120,820
Sanki Engineering Co. Ltd.	20,100	235,969

Total Construction & Engineering		6,784,661

Industrial Conglomerates - 1.6%
CK Hutchison Holdings Ltd.	426,868	2,562,318
Keppel Corp. Ltd.	235,700	1,275,859

Total Industrial Conglomerates		3,838,177

Machinery - 1.2%
Kone oyj, Class B Shares	58,541	3,017,684

Professional Services - 0.3%
Adecco Group AG, Registered Shares	25,600	842,819

Road & Rail - 1.3%
Aurizon Holdings Ltd.	1,302,107	3,293,680

Trading Companies & Distributors - 2.8%
Mitsubishi Corp.	203,700	6,612,203
Nippon Steel Trading Corp.	4,600	322,134

Total Trading Companies & Distributors		6,934,337

TOTAL INDUSTRIALS		26,842,955

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
VTech Holdings Ltd.	21,884	141,034

MATERIALS - 11.3%
Chemicals - 0.1%
Kemira oyj	13,597	207,949

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report	3

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Construction Materials - 3.1%
CSR Ltd.	436,832	$1,395,280
Holcim AG	119,693	6,194,229

Total Construction Materials		7,589,509

Metals & Mining - 8.1%
BHP Group Ltd.	201,979	6,250,037
Rio Tinto Ltd.	88,256	6,967,235
Rio Tinto PLC	100,127	6,983,274

Total Metals & Mining		20,200,546

TOTAL MATERIALS		27,998,004

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 3.7%
AEON REIT Investment Corp.	752	880,549
CapitaLand Ascendas REIT	937,900	1,916,080
Charter Hall Long Wale REIT	130,858	393,124
Cofinimmo SA	3,066	273,882
Cromwell Property Group	555,252	252,285
CT Real Estate Investment Trust	37,326	429,471
Frasers Centrepoint Trust	122,800	192,276
Frontier Real Estate Investment Corp.	153	593,702
Mapletree Industrial Trust	565,600	936,200
Sasseur Real Estate Investment Trust	261,500	147,206
SmartCentres Real Estate Investment Trust	80,689	1,594,783
Takara Leben Real Estate Investment Corp.	842	634,316
Waypoint REIT Ltd.	463,152	863,738

Total Equity Real Estate Investment Trusts (REITs)		9,107,612

Real Estate Management & Development - 2.8%
Allreal Holding AG, Registered Shares	1,669	271,312
Cibus Nordic Real Estate AB	11,455	157,651
Daiwa House Industry Co. Ltd.	53,700	1,236,836
Henderson Land Development Co. Ltd.	172,647	602,775
Kerry Properties Ltd.	70,956	154,549
LEG Immobilien SE	12,548	815,029
Samhallsbyggnadsbolaget i Norden AB, Class D Shares	72,435	131,390
Sun Hung Kai Properties Ltd.	266,459	3,646,125

Total Real Estate Management & Development		7,015,667

TOTAL REAL ESTATE		16,123,279

See Notes to Schedules of Investments.

4	Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY		SHARES	VALUE
UTILITIES - 15.0%
Electric Utilities - 7.7%
CK Infrastructure Holdings Ltd.		166,552	$871,710
Emera Inc.		158,766	6,063,796
HK Electric Investments & HK Electric Investments Ltd.		316,640	209,742
Iberdrola SA		564,242	6,581,911
Power Assets Holdings Ltd.		266,973	1,462,289
Red Electrica Corp. SA		109,513	1,900,433
Terna - Rete Elettrica Nazionale SpA		292,277	2,152,337

Total Electric Utilities			19,242,218

Gas Utilities - 2.2%
Italgas SpA		104,474	578,685
Naturgy Energy Group SA		54,957	1,425,852
Rubis SCA		23,999	630,079
Snam SpA		609,622	2,945,354

Total Gas Utilities			5,579,970

Multi-Utilities - 5.1%
A2A SpA		865,368	1,149,838
ACEA SpA		11,441	157,759
E.ON SE		507,811	5,058,670
Engie SA		406,439	5,807,343
National Grid PLC		34,561	414,653

Total Multi-Utilities			12,588,263

TOTAL UTILITIES			37,410,451

TOTAL COMMON STOCKS (Cost - $238,125,424)			246,948,306

	RATE
PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Bayerische Motoren Werke AG (Cost - $1,478,567)	7.316%	20,558	1,745,370	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $239,603,991)			248,693,676

SHORT-TERM INVESTMENTS - 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $538,116)	4.235%	538,116	538,116	(b)

TOTAL INVESTMENTS - 100.3% (Cost - $240,142,107)			249,231,792
Liabilities in Excess of Other Assets - (0.3)%			(754,918)

TOTAL NET ASSETS - 100.0%			$248,476,874

(a)	The rate shown represents the yield as of December 31, 2022.

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report	5

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

Abbreviation(s) used in this schedule:

LSE	— London Stock Exchange
REIT	— Real Estate Investment Trust

At December 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	4	3/23	$406,735	$389,880	$(16,855)

At December 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	152,349	CHF	141,241	Bank of New York	1/10/23	$(490)
USD	152,868	CHF	141,073	Bank of New York	1/10/23	210
USD	304,098	CHF	280,680	Bank of New York	1/10/23	368
USD	304,319	CHF	282,878	Bank of New York	1/10/23	(1,789)
USD	605,289	CHF	559,127	Bank of New York	1/10/23	247
USD	913,747	CHF	844,888	Bank of New York	1/10/23	(522)
USD	23,098,996	CHF	21,545,519	Bank of New York	1/10/23	(215,820)
USD	826	DKK	5,777	Bank of New York	1/10/23	(4)
USD	828	DKK	5,772	Bank of New York	1/10/23	(1)
USD	1,644	DKK	11,574	Bank of New York	1/10/23	(18)
USD	1,646	DKK	11,484	Bank of New York	1/10/23	(3)
USD	3,278	DKK	22,880	Bank of New York	1/10/23	(9)
USD	4,964	DKK	34,568	Bank of New York	1/10/23	(2)
USD	125,051	DKK	879,771	Bank of New York	1/10/23	(1,314)
USD	425,905	EUR	400,734	Bank of New York	1/10/23	(2,090)
USD	427,267	EUR	400,375	Bank of New York	1/10/23	(345)
USD	848,247	EUR	802,829	Bank of New York	1/10/23	(9,198)
USD	849,461	EUR	796,592	Bank of New York	1/10/23	(1,322)
USD	1,691,429	EUR	1,587,144	Bank of New York	1/10/23	(3,687)
USD	2,560,317	EUR	2,397,857	Bank of New York	1/10/23	(664)
USD	64,522,820	EUR	61,029,434	Bank of New York	1/10/23	(658,385)
USD	202,437	GBP	168,171	Bank of New York	1/10/23	85
USD	202,451	GBP	167,934	Bank of New York	1/10/23	384
USD	414,373	GBP	336,741	Bank of New York	1/10/23	9,189
USD	414,636	GBP	334,125	Bank of New York	1/10/23	12,599
USD	808,562	GBP	665,701	Bank of New York	1/10/23	7,555
USD	1,209,990	GBP	1,005,764	Bank of New York	1/10/23	(198)
USD	31,313,282	GBP	25,599,332	Bank of New York	1/10/23	510,813
USD	77,495	HKD	603,926	Bank of New York	1/10/23	101
USD	77,529	HKD	604,103	Bank of New York	1/10/23	112

See Notes to Schedules of Investments.

6	Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

Purchased Currency		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	154,406	HKD	1,201,579	Bank of New York	1/10/23	$422
USD	155,539	HKD	1,210,987	Bank of New York	1/10/23	349
USD	307,417	HKD	2,393,474	Bank of New York	1/10/23	689
USD	463,465	HKD	3,616,926	Bank of New York	1/10/23	(50)
USD	11,844,219	HKD	92,204,340	Bank of New York	1/10/23	28,072
USD	245,089	JPY	32,844,409	Bank of New York	1/10/23	(4,185)
USD	246,496	JPY	32,813,872	Bank of New York	1/10/23	(2,546)
USD	483,559	JPY	65,798,154	Bank of New York	1/10/23	(15,817)
USD	484,774	JPY	65,286,938	Bank of New York	1/10/23	(10,723)
USD	992,808	JPY	130,113,397	Bank of New York	1/10/23	5,310
USD	1,490,396	JPY	196,523,143	Bank of New York	1/10/23	(1,120)
USD	36,837,525	JPY	5,007,862,680	Bank of New York	1/10/23	(1,169,743)
USD	2,558	NOK	25,279	Bank of New York	1/10/23	(10)
USD	2,562	NOK	25,328	Bank of New York	1/10/23	(10)
USD	5,085	NOK	50,689	Bank of New York	1/10/23	(63)
USD	5,156	NOK	50,295	Bank of New York	1/10/23	48
USD	10,142	NOK	100,232	Bank of New York	1/10/23	(38)
USD	15,372	NOK	151,395	Bank of New York	1/10/23	(3)
USD	385,624	NOK	3,841,908	Bank of New York	1/10/23	(4,547)
USD	14,747	SEK	154,147	Bank of New York	1/10/23	(56)
USD	14,781	SEK	154,394	Bank of New York	1/10/23	(46)
USD	29,974	SEK	309,095	Bank of New York	1/10/23	291
USD	30,111	SEK	306,694	Bank of New York	1/10/23	658
USD	58,813	SEK	611,147	Bank of New York	1/10/23	123
USD	88,633	SEK	923,193	Bank of New York	1/10/23	(24)
USD	2,280,187	SEK	23,540,793	Bank of New York	1/10/23	19,495
USD	138,866	AUD	205,466	UBS Securities LLC	1/10/23	(532)
USD	138,913	AUD	205,277	UBS Securities LLC	1/10/23	(357)
USD	280,034	AUD	411,619	UBS Securities LLC	1/10/23	771
USD	281,325	AUD	408,421	UBS Securities LLC	1/10/23	4,232
USD	542,583	AUD	813,348	UBS Securities LLC	1/10/23	(9,233)
USD	833,897	AUD	1,229,407	UBS Securities LLC	1/10/23	(194)
USD	21,110,201	AUD	31,175,995	UBS Securities LLC	1/10/23	(41,151)
USD	139,581	CAD	189,661	UBS Securities LLC	1/10/23	(403)
USD	139,769	CAD	189,640	UBS Securities LLC	1/10/23	(198)
USD	278,728	CAD	377,311	UBS Securities LLC	1/10/23	245
USD	279,004	CAD	380,266	UBS Securities LLC	1/10/23	(1,660)
USD	551,921	CAD	750,904	UBS Securities LLC	1/10/23	(2,300)
USD	838,235	CAD	1,135,761	UBS Securities LLC	1/10/23	(37)
USD	21,276,715	CAD	28,893,822	UBS Securities LLC	1/10/23	(48,988)
USD	140,022	SGD	188,878	UBS Securities LLC	1/10/23	(832)
USD	140,333	SGD	188,815	UBS Securities LLC	1/10/23	(474)
USD	279,196	SGD	375,670	UBS Securities LLC	1/10/23	(957)

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report	7

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

Purchased Currency		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	280,088	SGD	378,611	UBS Securities LLC	1/10/23	$(2,258)
USD	554,352	SGD	748,405	UBS Securities LLC	1/10/23	(3,765)
USD	843,230	SGD	1,130,820	UBS Securities LLC	1/10/23	(71)
USD	21,297,216	SGD	28,817,817	UBS Securities LLC	1/10/23	(193,447)

Total						$(1,809,331)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

8	Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 4.6%
AT&T Inc.	1,140,653	$20,999,422
Verizon Communications Inc.	588,795	23,198,523

Total Diversified Telecommunication Services		44,197,945

Media - 2.5%
Interpublic Group of Cos. Inc.	331,908	11,055,855
Omnicom Group Inc.	156,372	12,755,264

Total Media		23,811,119

TOTAL COMMUNICATION SERVICES		68,009,064

CONSUMER STAPLES - 23.0%
Beverages - 4.9%
Coca-Cola Co.	384,773	24,475,411
PepsiCo Inc.	124,197	22,437,430

Total Beverages		46,912,841

Food Products - 7.4%
Campbell Soup Co.	197,202	11,191,214
Flowers Foods Inc.	104,003	2,989,046
General Mills Inc.	275,593	23,108,473
JM Smucker Co.	87,281	13,830,547
Kellogg Co.	269,660	19,210,578

Total Food Products		70,329,858

Household Products - 7.9%
Colgate-Palmolive Co.	305,934	24,104,540
Kimberly-Clark Corp.	182,433	24,765,280
Procter & Gamble Co.	166,196	25,188,666
Reynolds Consumer Products Inc.	39,481	1,183,640

Total Household Products		75,242,126

Tobacco - 2.8%
Philip Morris International Inc.	260,065	26,321,179
Universal Corp.	14,166	748,106

Total Tobacco		27,069,285

TOTAL CONSUMER STAPLES		219,554,110

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
DT Midstream Inc.	51,357	2,837,988

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report	9

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
FINANCIALS - 9.2%
Banks - 5.5%
Bank of Hawaii Corp.	19,991	$1,550,502
Citigroup Inc.	475,195	21,493,070
First Financial Bancorp	32,310	782,871
First Hawaiian Inc.	55,484	1,444,803
Northwest Bancshares Inc.	93,609	1,308,654
Old National Bancorp	387,369	6,964,895
United Bankshares Inc.	66,088	2,675,903
US Bancorp	349,985	15,262,846
WesBanco Inc.	22,307	824,913

Total Banks		52,308,457

Capital Markets - 1.4%
CME Group Inc.	76,239	12,820,350
Cohen & Steers Inc.	8,923	576,069

Total Capital Markets		13,396,419

Insurance - 1.6%
CNA Financial Corp.	15,664	662,274
F&G Annuities & Life Inc.	16,794	336,048	*
Fidelity National Financial Inc.	246,954	9,290,409
First American Financial Corp.	85,887	4,495,326
Safety Insurance Group Inc.	6,475	545,583

Total Insurance		15,329,640

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp Inc.	716,394	6,160,988
Provident Financial Services Inc.	35,338	754,820

Total Thrifts & Mortgage Finance		6,915,808

TOTAL FINANCIALS		87,950,324

HEALTH CARE - 8.2%
Biotechnology - 3.2%
AbbVie Inc.	19,528	3,155,920
Gilead Sciences Inc.	325,327	27,929,323

Total Biotechnology		31,085,243

Pharmaceuticals - 5.0%
Johnson & Johnson	137,207	24,237,616
Pfizer Inc.	455,919	23,361,290

Total Pharmaceuticals		47,598,906

TOTAL HEALTH CARE		78,684,149

See Notes to Schedules of Investments.

10	Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.5%
Lockheed Martin Corp.	48,929	$23,803,469

Industrial Conglomerates - 2.2%
3M Co.	175,624	21,060,830

Machinery - 3.2%
Cummins Inc.	95,793	23,209,686
PACCAR Inc.	72,609	7,186,113

Total Machinery		30,395,799

Trading Companies & Distributors - 1.7%
Fastenal Co.	286,092	13,537,873
MSC Industrial Direct Co. Inc., Class A Shares	39,821	3,253,376

Total Trading Companies & Distributors		16,791,249

TOTAL INDUSTRIALS		92,051,347

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 2.4%
Cisco Systems Inc.	475,925	22,673,067

Technology Hardware, Storage & Peripherals - 1.2%
Seagate Technology Holdings PLC	223,757	11,771,856

TOTAL INFORMATION TECHNOLOGY		34,444,923

MATERIALS - 4.7%
Chemicals - 2.9%
Air Products & Chemicals Inc.	89,164	27,485,694

Containers & Packaging - 1.8%
International Paper Co.	292,223	10,119,683
Packaging Corp. of America	52,809	6,754,799

Total Containers & Packaging		16,874,482

TOTAL MATERIALS		44,360,176

REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 10.2%
Agree Realty Corp.	81,871	5,807,110
Armada Hoffler Properties Inc.	49,501	569,262
Broadstone Net Lease Inc.	118,301	1,917,659
CareTrust REIT Inc.	80,327	1,492,476
Corporate Office Properties Trust	75,337	1,954,242
CubeSmart	152,853	6,152,333
Easterly Government Properties Inc.	70,940	1,012,314
Four Corners Property Trust Inc.	46,805	1,213,654
Gaming and Leisure Properties Inc.	188,663	9,827,456

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report	11

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Getty Realty Corp.	26,595	$900,241
Healthcare Realty Trust Inc.	225,620	4,347,697
Highwoods Properties Inc.	72,838	2,038,007
Industrial Logistics Properties Trust	97,326	318,256
Kimco Realty Corp.	383,757	8,127,973
LXP Industrial Trust	130,764	1,310,255
Medical Properties Trust Inc.	1,398,091	15,574,734
National Health Investors Inc.	25,393	1,326,022
National Retail Properties Inc.	110,843	5,072,176
Physicians Realty Trust	248,103	3,590,050
Spirit Realty Capital Inc.	78,886	3,149,918
STAG Industrial Inc.	136,245	4,402,076
STORE Capital Corp.	258,971	8,302,610
WP Carey Inc.	109,790	8,580,089

TOTAL REAL ESTATE		96,986,610

UTILITIES - 23.6%
Electric Utilities - 16.7%
ALLETE Inc.	32,125	2,072,384
Alliant Energy Corp.	166,846	9,211,568
American Electric Power Co. Inc.	251,977	23,925,216
Avangrid Inc.	77,033	3,310,878
Duke Energy Corp.	241,147	24,835,729
Entergy Corp.	113,464	12,764,700
Evergy Inc.	126,635	7,969,141
Eversource Energy	175,048	14,676,024
Exelon Corp.	541,984	23,429,968
Hawaiian Electric Industries Inc.	33,843	1,416,330
OGE Energy Corp.	114,326	4,521,593
Pinnacle West Capital Corp.	85,405	6,494,196
Portland General Electric Co.	102,983	5,046,167
Xcel Energy Inc.	284,253	19,928,978

Total Electric Utilities		159,602,872

Gas Utilities - 1.1%
Northwest Natural Holding Co.	24,642	1,172,713
Spire Inc.	33,361	2,297,239
UGI Corp.	183,862	6,815,764

Total Gas Utilities		10,285,716

Multi-Utilities - 5.8%
Avista Corp.	40,802	1,809,161
Black Hills Corp.	29,985	2,109,145
Consolidated Edison Inc.	169,988	16,201,556

See Notes to Schedules of Investments.

12	Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
Dominion Energy Inc.		308,315	$18,905,876
NorthWestern Corp.		48,235	2,862,265
WEC Energy Group Inc.		141,694	13,285,229

Total Multi-Utilities			55,173,232

TOTAL UTILITIES			225,061,820

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $930,355,256)			949,940,511

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $8,730,385)	4.235%	8,730,385	8,730,385	(a)

TOTAL INVESTMENTS - 100.4% (Cost - $939,085,641)			958,670,896
Liabilities in Excess of Other Assets - (0.4)%			(4,294,140)

TOTAL NET ASSETS - 100.0%			$954,376,756

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At December 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	15	3/23	$3,041,639	$2,895,750	$(145,889)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2022 Quarterly Report	13

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) (prior to June 22, 2022, the Funds were known as Legg Mason International Low Volatility High Dividend ETF and Legg Mason Low Volatility High Dividend ETF) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the QS International Low Volatility High Dividend Hedged Index and QS Low Volatility High Dividend Index, respectively (together, the “Indices”). The QS International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The QS Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc., the Funds’ subadviser.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

14

Notes to Schedules of Investments (unaudited) (continued)

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before eachFund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

15

Notes to Schedules of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

International Low Volatility High Dividend Index ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$246,948,306	—	—	$246,948,306
Preferred Stocks	1,745,370	—	—	1,745,370

Total Long-Term Investments	248,693,676	—	—	248,693,676

Short-Term Investments†	538,116	—	—	538,116

Total Investments	$249,231,792	—	—	$249,231,792

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$602,368	—	$602,368

Total	$249,231,792	$602,368	—	$249,834,160

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$16,855	—	—	$16,855
Forward Foreign Currency Contracts††	—	$2,411,699	—	2,411,699

Total	$16,855	$2,411,699	—	$2,428,554

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

16

Notes to Schedules of Investments (unaudited) (continued)

U.S. Low Volatility High Dividend Index ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$949,940,511	—	—	$949,940,511
Short-Term Investments†	8,730,385	—	—	8,730,385

Total Investments	$958,670,896	—	—	$958,670,896

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$145,889	—	—	$145,889

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

17